As filed with the Securities and Exchange Commission on December 29, 1997

                                                      1933 Act File No. 2-98634
                                                      1940 Act File No. 811-4338

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ X ]
            Pre-Effective Amendment No.                               [   ]
            Post-Effective Amendment No.     16                       [ X ]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
            Amendment No.                   17
                        (Check appropriate box or boxes.)

                       HERITAGE CAPITAL APPRECIATION TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: (813) 573-3800

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b)
      [X] on January 2, 1998 pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

      [X] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                       HERITAGE CAPITAL APPRECIATION TRUST

                       CONTENTS OF REGISTRATION STATEMENT


    This registration document is comprised of the following:


            Cover Sheet

            Contents of Registration Statement

            Signature Page












    The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 15 to its Registration Statement until January 2, 1998.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 29th day of December, 1997. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                    HERITAGE CAPITAL APPRECIATION TRUST

                                    By: /s/ Stephen G. Hill, President
                                        ------------------------------
                                         Stephen G. Hill, President
Attest:

/s/ Donald H. Glassman, Treasurer
---------------------------------
Donald H. Glassman, Treasurer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                     Date
---------                   -----                     ----

/s/ Stephen G. Hill         President                 December 29, 1997
Stephen G. Hill

/s/Richard K. Riess*        Trustee                   December 29, 1997
Richard K. Riess

/s/Thomas A. James*         Trustee                   December 29, 1997
Thomas A. James

/s/C. Andrew Graham*        Trustee                   December 29, 1997
C. Andrew Graham

/s/David M. Phillips*       Trustee                   December 29, 1997
David M. Phillips

/s/James L. Pappas*         Trustee                   December 29, 1997
James L. Pappas

/s/Donald W. Burton*        Trustee                   December 29, 1997
Donald W. Burton

/s/Eric Stattin*            Trustee                   December 29, 1997
Eric Stattin

/s/ Donald H. Glassman      Treasurer                 December 29, 1997
Donald H. Glassman


*By  /s/ Donald H. Glassman
     --------------------------------------
      Donald H. Glassman, Attorney-In-Fact




                                      -2-